MAJOR CUSTOMERS (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) item	Dec. 31, 2016 USD ($)
Major Customers
Number of customers with the largest receivable balances | item	3
Accounts receivable | Accounts receivable balances | Customer one
Major Customers
Concentration risk (as a percent)	12.00%	9.00%
Accounts receivable | $	$ 34,468	$ 43,218
Accounts receivable | Accounts receivable balances | Customer two
Major Customers
Concentration risk (as a percent)	4.00%	6.00%
Accounts receivable | Accounts receivable balances | Customer three
Major Customers
Concentration risk (as a percent)	4.00%	4.00%